Note Regulatory capital requirements (Corporation's risk-based capital and leverage ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,985,265	$ 4,869,215
Capital to Risk Weighted Assets	19.22%	19.48%
Common Equity Tier One Capital	$ 4,226,519	$ 4,121,208
Common Equity Tier One Capital Ratio	16.30%	16.48%
Tier One Risk Based Capital	$ 4,226,519	$ 4,121,208
Tier One Risk Based Capital to Risk Weighted Assets	16.30%	16.48%
Tier One Leverage Capital	$ 4,226,519	$ 4,121,208
Tier One Leverage Capital to Average Assets	10.02%	10.91%
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,399,052	$ 2,156,365
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,491,303	$ 1,281,318
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.75%	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,880,338	$ 1,656,338
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,687,432	$ 1,511,403
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 3,793,268	$ 3,678,619
Capital to Risk Weighted Assets	19.73%	19.53%
Common Equity Tier One Capital	$ 3,546,121	$ 3,436,615
Common Equity Tier One Capital Ratio	18.44%	18.24%
Tier One Risk Based Capital	$ 3,546,121	$ 3,436,615
Tier One Risk Based Capital to Risk Weighted Assets	18.44%	18.24%
Tier One Leverage Capital	$ 3,546,121	$ 3,436,615
Tier One Leverage Capital to Average Assets	10.67%	11.53%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 1,778,498	$ 1,624,727
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,105,553	$ 965,417
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.75%	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,393,958	$ 1,247,979
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,328,818	$ 1,191,783
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,083,171	$ 1,040,234
Capital to Risk Weighted Assets	17.05%	17.91%
Common Equity Tier One Capital	$ 1,010,232	$ 997,094
Common Equity Tier One Capital Ratio	15.90%	17.16%
Tier One Risk Based Capital	$ 1,010,232	$ 997,094
Tier One Risk Based Capital to Risk Weighted Assets	15.90%	17.16%
Tier One Leverage Capital	$ 1,010,232	$ 997,094
Tier One Leverage Capital to Average Assets	11.69%	13.02%
Banco Popular North America | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 587,809	$ 501,075
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Common Equity Tier One Capital Required For Capital Adequacy	$ 365,395	$ 297,740
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.75%	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 460,715	$ 384,883
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 345,681	$ 306,375
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%